Supplemental Balance Sheet Information	9 Months Ended
Jun. 30, 2012
Supplemental Balance Sheet Information [Abstract]
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

	June 30, 2012	September 30, 2011
Inventories
Raw materials and supplies	$17.6	$17.2
Finished products	60.1	49.4
	$77.7	$66.6

Property, net
Land	$12.9	$12.2
Buildings and leasehold improvements	134.8	131.3
Machinery and equipment	407.8	395.3
Software	21.7	—
Construction	14.2	6.3
	591.4	545.1
Accumulated depreciation	(182.0)	(133.0)
	$409.4	$412.1

The $21.7 increase in software assets is primarily related to certain internally developed administrative software and software licenses which were transferred to Post from Ralcorp in connection with the Spin-Off.

	June 30, 2012	September 30, 2011
Other Current Liabilities
Advertising and promotion	$5.9	$9.4
Accrued interest, including intercompany interest	23.5	6.6
Deferred income	6.7	7.7
Compensation	11.8	8.2
Miscellaneous accrued taxes	5.5	3.7
Income taxes payable	5.9	—
Other	4.0	1.9
	$63.3	$37.5

Other Liabilities
Pension and other postretirement benefit obligations	$93.7	$103.5
Deferred compensation	7.8	—
Other	3.7	1.4
	$105.2	$104.9